PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 29, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Building	$63,707,645	$60,699,864
Leasehold improvement	24,788,436	52,091,845
Computer, network equipment and software	28,523,709	40,073,992
Vehicles	923,040	784,921
Office equipment and furniture	4,192,569	7,002,411

Total cost of property and equipment	122,135,399	160,653,033
Less: accumulated depreciation	(28,559,751)	(46,023,350)

	$93,575,648	$114,629,683

For the years ended February 28, 2014, 2015 and February 29, 2016, depreciation expense was $9,549,852, $11,728,577 and $18,156,263, respectively.